Material accounting policies - Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material Accounting Policies Table [Line Items]
Revenue recognized	$ (1,937,086)	$ (5,904,877)
Breakage revenue from unreturned kits	$ 502,707	230,107	$ 347,894
Bottom
Material Accounting Policies Table [Line Items]
Sample return period	1 year
Top of range
Material Accounting Policies Table [Line Items]
Consideration refundable period from the date of delivery, services upfront	30 days
Revenue from service
Material Accounting Policies Table [Line Items]
Revenue recognized	$ 0	$ 0	$ 0